OTHER LOAN PAYABLE	12 Months Ended
Mar. 31, 2025
Other Loan Payable
OTHER LOAN PAYABLE
NOTE 9 – OTHER LOAN PAYABLE

	March 31,	March 31,
	2025	2024
GTS (formerly Thales Canada)	$508,621	$741,168
Less: other loan payable - current	(508,621)	(488,692)
Other loan payable – non-current	$-	$252,476

In the connection with the purchase of two office buildings at 95/105 Moatfield, the Company assumed a loan with one tenant from the seller. The original loan term is 5 years from June 1, 2020 to September 1, 2025 at a fi xed
interest rate of 4.38% per annum. The monthly payment of $40,131 (C$57,701) including both principal and interest portion is deducting from its monthly rent. As at September 23, 2022, the purchase date of the properties, the loan balance was $1,351,535 (C$1,943,257) and as at March 31, 2025 and 2024, the loan balance was $508,621 (C$731,302) and $741,168 (C$1,003,477), respectively. The repayment of loan principal was terminated on August 27, 2024 when the buildings were taken over by the receivership.

Year en d ing March 31,
2026	$521,711
Less: imputed interest	(13,090)
Total	$508,621